Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,993,570,615.16
Previously Paid Amount	0.00
Total Fee Amount	965,812.10
Total Offset Amount	965,812.10
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A